ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	$ 2,578.3	$ 2,382.5
Other comprehensive (loss) income	(140.1)	7.2
Balances, end of year	3,212.8	2,578.3
Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	225.9	208.9
Other comprehensive (loss) income	(161.4)	17.0
Balances, end of year	64.5	225.9
Net change in cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	(33.3)	(10.5)
Other comprehensive (loss) income	28.1	(22.8)
Balances, end of year	(5.2)	(33.3)
Net changes in available-for-sale financial instruments
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	0.6	0.6
Other comprehensive (loss) income	(1.8)	0.0
Balances, end of year	(1.2)	0.6
Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balances, beginning of year	193.2	199.0
Other comprehensive (loss) income	(135.1)	(5.8)
Balances, end of year	$ 58.1	$ 193.2